Segments	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
Segments

Note 20 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the gross profit of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. For the year ended December 31, 2023, the Company had three operating segments: (1) AR advertising services, (2) AR entertainment and (3) semiconductor related products and services. For the years ended December 31, 2024 and 2025, the Company determined that it operates as a single operating segment: (1) AR advertising services.

The following tables present summary information by segment for the years ended December 31, 2023, 2024 and 2025:

	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2023
	RMB	RMB	RMB	RMB
Revenues	571,842,123	732,505	12,791,309	585,365,937
Cost of revenues	397,499,842	1,449,637	12,714,387	411,663,866
Gross profit	174,342,281	(717,132)	76,922	173,702,071
Research and development expenses	171,056,952	-	-	171,056,952
Depreciation and amortization	3,767,215	737,384	412,362	4,916,961
Total capital expenditures	69,520,884	-	-	69,520,884

	AR	Total
	advertising	December 31,
	services	2024
	RMB	RMB
Revenues	541,924,655	541,924,655
Cost of revenues	387,946,081	387,946,081
Gross profit	153,978,574	153,978,574
Research and development expenses	111,688,665	111,688,665
Depreciation and amortization	6,016,997	6,016,997
Total capital expenditures	28,641	28,641

	AR	Total	Total
	advertising	December 31,	December 31,
	services	2025	2025
	RMB	RMB	USD
Revenues	422,245,411	422,245,411	60,073,613
Cost of revenues	313,278,409	313,278,409	44,570,682
Gross profit	108,967,002	108,967,002	15,502,931
Research and development expenses	63,279,810	63,279,810	9,002,932
Depreciation and amortization	5,008,745	5,008,745	712,603
Total capital expenditures	58,747,271	58,747,271	8,358,080

Total assets as of:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
AR advertising services	2,152,359,764	3,608,217,652	513,347,605
Total assets	2,152,359,764	3,608,217,652	513,347,605

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Mainland PRC revenues	542,958,194	415,200,758	284,899,876	40,533,217
Hong Kong revenues	32,297,915	126,723,897	137,345,535	19,540,396
International revenues	10,109,828	-	-	-
Total revenues	585,365,937	541,924,655	422,245,411	60,073,613